Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 75	$ 135
Additions for tax positions related to current year	1	3
Additions for tax positions related to prior years
Reductions for tax positions related to prior years
Lapse of statute of limitations	(41)	(63)
Settlements
Ending Balance	35	75
LAMAR MEDIA CORP [Member]
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Beginning balance	75	135
Additions for tax positions related to current year	1	3
Additions for tax positions related to prior years
Reductions for tax positions related to prior years
Lapse of statute of limitations	(41)	(63)
Settlements
Ending Balance	$ 35	$ 75